Advances to Suppliers and Other (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Advances to Suppliers and Other [Line Items]
Advance payment for potential factory lease	$ 4,201,354	$ 1,000,000
Advanced received	4,200,000
Suppliers [Member]
Advances to Suppliers and Other [Line Items]
Advance payment for potential factory lease		$ 1,000,000
Suppliers amount	$ 4,201,354